Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2021 shares	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas			7
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		43.50%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,254,830	341,017